BORROWINGS - Corporate Borrowings Composition of Corporate Borrowings (Details) $ in Millions	Dec. 31, 2023 USD ($) year	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) year
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premiums	$ 2		$ 2
Less: Current portion	(183)		(249)
Non recourse borrowings with related parties	$ 8		$ 7
Credit facilities
Disclosure of detailed information about borrowings [line items]
Term (years) | year	5		5
Carrying value	$ 0		$ 0
Estimated fair value	$ 0		$ 0
Commercial paper
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	6.00%		5.10%
Carrying value	$ 183		$ 249
Estimated fair value	$ 183		$ 249
Medium term notes
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.30%		4.10%
Term (years) | year	10		11
Carrying value	$ 2,660		$ 2,307
Estimated fair value	2,548		2,113
Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Carrying value	2,843		2,556
Estimated fair value	2,731		2,362
Less: Unamortized financing fees	(12)		(10)
Less: Current portion	(183)		(249)
Total borrowings	2,650		$ 2,299
Series 4 (C$150) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 150
Interest rate (%)	5.80%		5.80%
Term (years) | year	13		14
Carrying value	$ 113		$ 111
Estimated fair value	121		$ 114
Series 9 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400
Interest rate (%)	3.80%		3.80%
Term (years) | year	1		2
Carrying value	$ 302		$ 295
Estimated fair value	297		$ 286
Series 10 (C$500) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500
Interest rate (%)	3.60%		3.60%
Term (years) | year	3		4
Carrying value	$ 377		$ 369
Estimated fair value	366		$ 350
Series 11 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 475
Interest rate (%)	4.30%		4.30%
Term (years) | year	5		6
Carrying value	$ 358		$ 351
Estimated fair value	353		$ 338
Series 12 (C$475) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 475
Interest rate (%)	3.40%		3.40%
Term (years) | year	6		7
Carrying value	$ 358		$ 351
Estimated fair value	335		$ 316
Series 13 (C$300) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 300
Interest rate (%)	4.30%		4.30%
Term (years) | year	26		27
Carrying value	$ 226		$ 221
Estimated fair value	201		$ 184
Series 14 (C$425) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 425
Interest rate (%)	3.30%		3.30%
Term (years) | year	27		28
Carrying value	$ 321		$ 314
Estimated fair value	240		$ 218
Series 15 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400
Interest rate (%)	5.90%		5.90%
Term (years) | year	9		10
Carrying value	$ 303		$ 295
Estimated fair value	324		$ 307
Series 16 (C$400) | Medium term notes
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 400
Interest rate (%)	5.30%	5.29%	0.00%
Term (years) | year	10		0
Carrying value	$ 302	$ 400	$ 0
Estimated fair value	$ 311		$ 0